N-2	May 16, 2025
Cover [Abstract]
Entity Central Index Key	0001902944
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Cantor Fitzgerald Infrastructure Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	“The Fund’s investment objective is to maximize total return, with an emphasis on current income.”